DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2018
Description of business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 2. DESCRIPTION OF BUSINESS

Syndicore Asia Limited – Video Syndication and E-Commerce Company

Syndicore Asia Limited (“SAL”) is a wholly owned subsidiary of the Company formed under the laws of Hong Kong.   SAL is an online media company that syndicates video in a cloud-based, multimedia conduit serving a growing global community of content creators, news outlets and leading brands. SAL will be a provider of syndicated video media to news organizations in the Asia Pacific region. In addition, SAL plans to aggregate content from the Asia Pacific region and provide it to news organizations around the world.

On December 15, 2013, SAL entered into a Distribution Agreement (the “Distribution Agreement”) with SendtoNews Video, Inc., a British Columbia company (“STN”). Under the terms of the Distribution Agreement, SAL was granted an exclusive license to use, modify, edit, reproduce, distribute, feed, store, communicate, display, and transmit STN’s content in the Asia Pacific Territory (the “Content”). STN is the content provider for various worldwide sporting events. STN would also provide on-going assistance to SAL with regard to technical, administrative, and service-orientated issues relating to the delivery, utilization, transmission, storage and maintenance of the Content.

On January 20, 2014, SAL entered into a revised Distribution Agreement whereby STN has agreed to provide SAL transferrable rights for the use, reproduction, storage, display, and transmission of certain content subject to pre-approval in writing from STN. In addition, the revised Distribution Agreement includes changes to the revenue sharing terms, and adds a share of advertising revenue directly resulting from aggregated content by SAL within the territory.

SAL will strive to become a leading digital content provider for the Asia Pacific region, capitalizing on an explosively growing market with local, regional and national content that was previously unavailable in the area. This is a new and exciting market, and offers exciting opportunities for expansion and growth. There is no assurance, however, that SAL will be successful in its efforts.

On the other side of the distribution chain, we plan to create SAL’s own proprietary news partnerships to provide guaranteed content distribution in return for a corresponding share of advertising revenues to a news industry looking to supplement their rapidly declining traditional ad revenue with viable “digital-age” revenue.

•  Digital ad spending is on the rise. It is forecasted to expand from $117.60 billion USD in 2013 to $173.12 billion USD in 2017. (Go-Globe.com)

•  The increase in worldwide digital ad spending is led by the Asia-Pacific region and specifically China.

•  China is estimated to reach 33% of the world’s total ad spending by 2017. (Infographic)

•  Branded video content reaches nearly half (46%) of all internet users. More than half of these people (54%) go on to click though to the brand’s website (Econsultancy)

•  80% of internet users recall watching a video ad on a website they visited in the past 30 days; 46% took some action after viewing the ad (Online Publishers Association)

•  Video promotion is over 6 times more effective than print and online (b2bmarketing.net)

•  Dr. James McQuivey of Forrester Research says a minute of video is worth 1.8 million words

•  90% of information transmitted to the brain is visual, and visuals are processed 60,000X faster in the brain than text (3M Corporation & Zabisco)

Management believes that SAL’s customers will be willing to pay a “premium CPM” because:

•  The ability to sponsor exclusive, highly sought-after short form video content

•  Deep, creative advertising opportunities – other than rudimentary logo/banner overlays and pre-roll

•  Premium positioning

•  Unprecedented transparency and near real-time performance metrics to evaluate their investment

•  Securing sponsorships with related enterprises

•  Stronger control over distribution to help target intended audience.

•  Other segments of the market are also benefiting.  The high and rapidly increasing popularity of social media platforms such as Facebook, YouTube, and Twitter are expected to revolutionize the marketing strategies employed in areas such as the pharmaceuticals industry. There, in addition to marketing, an increasing number of pharma players have also begun leveraging these platforms to enhance consumer relationships and improve brand management, based on the market intelligence generated by monitoring and analyzing user-generated content. The ability to incorporate consumer feedback to develop new products is also expected to initiate a strategic shift in the operational model of pharma companies. Social media involvements are expected to increase product sales, especially those of OTC drugs, in the long term. Novartis for instance has already begun using YouTube and Facebook to enhance the sales for its OTC drugs such as Comtrex, Orofar and Bufferin. Johnson &Johnson, one of the first pharma giants to enter the social media space, has used online platforms for crisis management – when the company recalled its products (Tylenol and Benadryl tablets) it used social websites to apologize to consumers for irregularities in its manufacturing plant found during FDA inspection.

SAL is also in the startup phase and is in the process of entering into arrangements and agreements to implement the current business plan.  Syndicore Asia Limited is devoting its resources to establishing the new business, and its planned operations have not yet commenced.  Accordingly, no revenues have been earned during the period from its inception on April 23, 2013 to June 30, 2018.

Green Standard Technologies Enterprises, Inc. (F/K/A Green Standard Technologies, Inc.)

On August 1, 2014 the Company formed Green Standard Technologies, Inc. (“GSTE”) as a wholly owned incorporated under the laws of the state of Nevada.  The Company’s second line of business is carried on by this subsidiary.

During the year 2017, GSTE was inactive, no longer had a useful purpose, and provided no revenue to the Company. On Dec 29, 2017, for the best interest of the Company, the Board decided to eliminate all costs in connection with GSTE, agreed not to continue GSTE and closed down with immediate effect.

Z-Line International E-Commerce Company Limited – E-Commerce Company

Z-Line International E-Commerce Company Limited (“Z-Line”) is a 55% owned subsidiary of the Company formed under the laws of Hong Kong and incorporated on August 17, 2016.  Z-Line is a Hong Kong based e-Commerce company that provides consumer-to-consumer, business-to-consumer, and business-to-business-sales services via web portals.

Z-Line currently operates through the web portal www.zzll.win and has begun additional development, which will occur as the site evolves to increase its functionality, sales, service, support and product offerings. Z-line Mall currently carries daily necessities, cosmetic products and skin care products.

Hunan Syndicore Asia Limited – E-Commerce Company

On June 28, 2017, Hunan Syndicore Asia Limited (“HSAL”), a 100% owned subsidiary of Syndicore Asia Limited incorporated under the laws of PRC.  HSAL is a Wholly Foreign-Owned Enterprise (“WFOE”) in China, established in the National High-Tech Industrial Development Zone of Changsha, Hunan.  HSAL is a PRC based e-Commerce company that will endeavor to develop its in E-Commerce, video content and video streaming capabilities. Additionally, HSAL has now launched Hua Wen Mall (“HWM”) - its first online member retail website at hwt.zzll.win. HWM is a platform that allows businesses to sell their products and services to HWM’s members through this business-to-business and business-to-consumer portal. All payments and processing will go through HWM, for which they will receive a transaction fee. The Mall will develop its own branded products, and is especially moving towards products which have smart functionality allowing the Company to capture a greater segment of the market with data and information analytics as social media becomes increasingly influential in the Chinese market.

Hua Wen Mall will also cooperate with ZZLL’s existing Hong Kong platform, Z-Line Mall (www.zzll.win) to share members, customers and products.